Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Cash Flows From Operating Activities:
Net loss	$ (11,034,339)	$ (7,343,233)	$ (8,979,381)		$ (10,417,704)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	157,149	138,687	189,056		165,735
Dividend and interest income	(235,878)	(492,476)	(623,801)		(569,068)
Stock-based compensation	2,877,766	2,636,941	2,812,566		7,782,967
Non-cash lease expense		111,750	151,447		90,313
Gain on exchange of warrants		(1,711,698)	(1,711,698)
Change in fair value of warrant liabilities	(552,536)	837,466	(97,188)		(3,997,780)
Changes in operating assets and liabilities:
Accounts receivable	175,000	(145,700)	(169,100)		(3,300)
Prepaid expenses and other current assets	18,993	23,124	33,591		57,851
Accounts payable	357,070	211,990	293,680		18,487
Accrued expenses and other current liabilities	(137,015)	(29,449)	32,799		581,616
Lease liability		(119,903)	(162,317)		(139,328)
Net Cash Used In Operating Activities	(8,373,790)	(5,882,501)	(8,230,346)		(6,430,211)
Cash Flows From Investing Activities:
Sale of marketable securities	9,212,343	17,370,243	21,508,641		20,964,373
Purchase of marketable securities	(2,679,147)	(18,294,566)	(20,887,923)		(17,541,287)
Purchases of equipment	(36,400)	(93,755)	(106,189)		(171,043)
Net Cash Provided By Investing Activities	6,496,796	(1,018,078)	514,529		3,252,043
Cash Flows From Financing Activities:
Net proceeds from issuance of common stock in at-the-market offering	2,011,250				494,783
Payment of issuance costs	(72,805)
Exercise of stock options	42,411
Net proceeds from issuance of common stock in direct-offering					1,853,990
Proceeds from exchange and issuance of warrants, net		7,528,027	7,528,027	[1]		[1]
Deferred offering costs	(49,308)	(22,381)	(148,697)
Net Cash Provided By Financing Activities	1,931,548	7,505,646	7,379,330		2,348,773
Net Decrease In Cash and Cash Equivalents	54,554	605,067	(336,487)		(829,395)
Cash and Cash Equivalents - Beginning of the Year	547,890	884,377	884,377		1,713,772
Cash and Cash Equivalents - End of the Year	602,444	1,489,444	547,890		884,377
Supplemental Disclosures of Cash Flow Information:
Interest
Income taxes
Non-cash investing and financing activities:
Return and cancellation of shares in lieu of payroll tax withholding		48,410	48,410		39,308
Issuance of common stock held in abeyance	6	15	$ 15
Reclassification of deferred offering costs	148,697
Deferred offering costs included in accounts payable	$ 19,758

[1]	Includes gross proceeds of $8,123,391, less issuance costs of $595,364.